BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2025
BASIS OF PREPARATION
Functional and presentation currency
Name of Subsidaries	Place of Incorporation	Ownership Interest	Currency

CordovaCann Holdings Canada, Inc.	Ontario, Canada	100%	Canadian Dollars
Cordova Investments Canada, Inc.	Ontario, Canada	100%	Canadian Dollars
2734158 Ontario Inc.	Ontario, Canada	60.45%	Canadian Dollars
10062771 Manitoba Ltd.	Manitoba, Canada	51.00%	Canadian Dollars
CordovaCann Holdings, Inc.	Delaware, USA	100%	Canadian Dollars
Cordova CO Holdings, LLC	Colorado, USA	100%	United States Dollars
Cordova OR Holdings, LLC	Oregon, USA	100%	United States Dollars
CDVA Enterprises, LLC	California, USA	100%	United States Dollars
Cordova CA Holdings, LLC	California, USA	100%	United States Dollars
Cordova OR Operations, LLC	Oregon, USA	100%	United States Dollars
Cannabilt Farms, LLC	Oregon, USA	100%	United States Dollars
Cannabilt OR Retail, LLC	Oregon, USA	100%	United States Dollars
Cannabilt Holdings, Inc.	Oregon, USA	100%	United States Dollars
Future Processing, LLC	Oregon, USA	100%	United States Dollars
Extraction Technologies, LLC	Washington, USA	100%	United States Dollars
Cordova WA Holdings, LLC	Washington, USA	100%	United States Dollars
Cordova MA Holdings, Inc.	Massachusetts, USA	100%	United States Dollars